SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Trusts (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, beneficial rights value		¥ 6,800,000		¥ 6,900,000	¥ 5,400,000
Provision for loan losses		2,773,323		2,151,046	1,580,306
Loans written off		2,419,180		1,844,349	1,102,422
Loans receivable transferred to asset backed securities		8,400,000		5,600,000	2,600,000
ASSETS
Restricted cash		2,353,384		3,381,107	3,346,779	$ 322,412
Loans receivable, net		26,714,428		24,604,487		3,659,862
Prepaid expenses and other assets		1,464,586		329,920		200,647
Loans receivable, net-noncurrent		2,537,749		2,898,005		347,670
TOTAL ASSETS		48,132,618		45,818,572		6,594,142
LIABILITIES
Payable to investors of the consolidated trusts-current		8,188,454		8,942,291		1,121,814
Accrued expenses and other current liabilities		2,492,921		2,016,039		341,529
Payable to investors of the consolidated trusts-noncurrent		5,719,600		3,581,800		783,582
Total liabilities		23,886,399		23,808,715		$ 3,272,424
Net revenue		17,165,656	$ 2,351,685	16,290,027	16,553,930
Net cash provided by operating activities		9,343,311	1,280,027	7,118,350	5,922,515
Net Cash provided by (used in) Investing Activities		(7,994,081)	(1,095,184)	(11,147,789)	(7,355,975)
Net cash from provided by (used in)financing activities		¥ (2,114,463)	$ (289,680)	1,066,458	3,204,068
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		1 year	1 year
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term of the plan		2 years	2 years
Shanghai Stock Exchange | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		¥ 6,100,000		7,000,000	2,900,000
Shenzhen Stock Exchange | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		7,300,000		5,500,000	2,500,000
National Association of Financial Market Institutional Investors | Listing And Transferring Assets Based Securities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Asset based Securities, maximum issue scale		1,800,000
Consolidated Trusts
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts		3,788,200		5,043,700
Payable to investors of the consolidated trusts - noncurrent		2,260,600		1,403,800
Repurchase of delinquent loans		1,643,309		1,161,868
Repurchase of performing loans upon liquidation of consolidated trusts		11,615		11,914
Provision for loan losses		798,886		766,551	673,382
Loans written off		658,030		759,223	714,630
ASSETS
Restricted cash		771,798		1,232,804
Loans receivable, net		6,956,948		9,318,315
Prepaid expenses and other assets		109,428		92,287
Loans receivable, net-noncurrent		631,575		268,215
TOTAL ASSETS		8,469,749		10,911,621
LIABILITIES
Payable to investors of the consolidated trusts-current		8,188,454		8,942,291
Accrued expenses and other current liabilities		13,455		10,120
Other tax payable		50,719		4,314
Payable to investors of the consolidated trusts-noncurrent		5,719,600		3,581,800
Total liabilities		13,972,228		12,538,525
Net revenue		2,470,358		2,350,404	2,275,833
Net income		1,121,050		948,139	1,101,477
Net cash provided by operating activities		1,946,359		1,664,700	1,784,344
Net Cash provided by (used in) Investing Activities		1,195,793		110,926	(609,509)
Net cash from provided by (used in)financing activities		¥ 1,393,467		¥ 1,939,011	¥ 4,245,628
Percentage of consolidated revenues		14.00%	14.00%	14.00%	14.00%
Percentage of consolidated total assets		18.00%	18.00%	24.00%
Percentage of consolidated total liabilities		58.00%	58.00%	53.00%
Consolidated Trusts | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	30 days
Consolidated Trusts | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Repurchase of loans delinquent period	90 days
Consolidated Trusts | External institutional funding partners
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payable to investors of the consolidated trusts		¥ 4,349,967		¥ 3,838,800
Payable to investors of the consolidated trusts - noncurrent		¥ 3,459,000		¥ 2,178,000